Stock Options (Schedule of Stock Options Outstanding and Exercisable) (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.45	$ 2.0
Exercise Prices, maximum	$ 4.15	$ 4.15
Number of Options Outstanding	164,000	14,000
Weighted Average Remaining Contractual Life (Years)	9 years 3 months 18 days	6 years 6 months
Weighted Average Exercise Price	$ 1.64	$ 2.61
Number of Options Exercisable	40,000	10,000
Weighted Average Remaining Contractual Life (Years)	8 years 8 months 12 days	6 years 6 months
Weighted Average Exercise Price	$ 1.88	$ 2.86
$ 1.45 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.45
Exercise Prices, maximum	$ 1.45
Number of Options Outstanding	50,000
Weighted Average Remaining Contractual Life (Years)	9 years 8 months 12 days
Weighted Average Exercise Price	$ 1.45
Number of Options Exercisable	10,000
Weighted Average Remaining Contractual Life (Years)	9 years 8 months 12 days
Weighted Average Exercise Price	$ 1.45
$ 1.60 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 1.6
Exercise Prices, maximum	$ 1.6
Number of Options Outstanding	100,000
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Weighted Average Exercise Price	$ 1.6
Number of Options Exercisable	20,000
Weighted Average Remaining Contractual Life (Years)	9 years 7 months 6 days
Weighted Average Exercise Price	$ 1.6
$ 2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 2.0	$ 2.0
Exercise Prices, maximum	$ 2.0	$ 2.0
Number of Options Outstanding	10,000	10,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 2.0	$ 2.0
Number of Options Exercisable	6,000	6,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 2.0	$ 2.0
$ 4.15 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Prices, minimum	$ 4.15	$ 4.15
Exercise Prices, maximum	$ 4.15	$ 4.15
Number of Options Outstanding	4,000	4,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 4.15	$ 4.15
Number of Options Exercisable	4,000	4,000
Weighted Average Remaining Contractual Life (Years)	6 years 0 days	6 years 6 months
Weighted Average Exercise Price	$ 4.15	$ 4.15